Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2023
Entity Registrant Name	Dreyfus Institutional Reserves Funds
Entity Central Index Key	0001423799
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 22, 2023
Document Effective Date	Sep. 01, 2023
Prospectus Date	Sep. 01, 2023
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Treasury Obligations Fund | Hamilton Shares
Prospectus:
Trading Symbol	DHLXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Treasury Obligations Fund | Institutional Shares
Prospectus:
Trading Symbol	DNSXX